22,263-8                        Exchange Act-Forms                1868   4-28-99

                                    FORM 13F

                                                -----------------------------
                                                        OMB APPROVAL
                                                -----------------------------
                                                OMB Number:      3235-0006
                                                Expires:  October 31, 2000
                                                Estimated average

                                                   burden hours per
                                                   response:..........24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3/31/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                            [ ]    is a restatement.
                            [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  AV Partners VI, L.P.

Address: 114 West Seventh Street, Austin, Texas  78701

Form 13F File Number:  28-05403 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph C. Aragona
Title:  General Partner
Phone:  512 485-1900
Signature, Place, and Date of Signing:

/s/Joseph C. Aragona
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[Signature]

Austin, TX
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[City, State]

May 12, 2000
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                           0
                                                      --------
Form 13F Information Table Entry Total:
                                                             5
                                                      --------
Form 13F Information Table Value Total:
                                                      $164,031
                                                      --------
                                                     (thousands)
List of Other Included Managers:

   None

                                                   FORM 13F INFORMATION TABLE


                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- --------- ----------- --------   ---  ----  ------- --------  --------  --------  ------
Ashford.com                 Common         044093102     2,005    436,910    SH          Sole             436,910      0       0
Crossroads Systems Inc      Common         22765D100    30,128    300,000    SH          Sole             300,000      0       0
Egreetings Network Incorpor Common         282343102     4,564    825,081    SH          Sole             825,081      0       0
MetaSolv Software Incorpora Common         591393103    56,577    984,864    SH          Sole             984,864      0       0
FreeMarkets                 Common         356602102    70,757    584,772    SH          Sole             584,772      0       0

